Management of Capital (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [abstract]
Shareholder's equity	$ 2,602.3	$ 2,681.2
Managed capital	$ 2,602.3	$ 2,681.2